Related Party Transactions - Balances with Related Parties (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties, current		¥ 83,376	$ 13,084	¥ 47,303
Amounts due from related parties, non-current		7,529	1,181	18,163
Amounts included in "Cash and cash equivalents"	[1]	780,875	122,536	557,117
Amounts included in "Short-term investments"	[1]	3,358,937	527,091	2,892,057
Amounts included in "Restricted cash"	[1]	5,000	785	17,726
Amounts due to related parties		31,897	5,005	79,895
Ping An Group [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[2]	83,376	13,084	47,303
Amounts due from related parties, non-current	[2]	7,529	1,181	18,163
Amounts due to related parties	[3]	31,182	4,893	76,048
Other Related Parties [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 715	$ 112	¥ 3,847

[1]	The Company has cash or time deposits in commercial banks associated with Ping An Group and purchased certain short-term cash management products managed by Ping An Group as a part of the Company’s cash management plan.
[2]	Receivable from Ping An Group primarily consists of deposit in relation to the operating lease and other agreements, service fee receivable, and interest receivable from cash and cash equivalents and short-term investments held at Ping An Group. As of December 31, 2020 and 2021, the Group had cash and cash equivalents and short-term investments and restricted cash of RMB3,466,900 and RMB0 (US$0) at Ping An Group, respectively.
[3]	The outstanding payable to Ping An Group primarily consists of payable for provision of services related to business operation, IDC service fee and other miscellaneous services.